Pension and Other Postretirement Employee Benefits (OPEB) Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Pension And OPEB Plan Costs

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014

Components of net allocated pension costs:
Service cost	$6	$6	$12	$12
Interest cost	33	33	66	66
Expected return on assets	(29)	(34)	(58)	(68)
Amortization of net loss	16	10	32	20
Net pension costs	26	15	52	30
Components of net OPEB costs:
Service cost	2	1	4	3
Interest cost	11	11	22	22
Expected return on assets	(3)	(3)	(6)	(6)
Amortization of prior service cost	(5)	(5)	(10)	(10)
Amortization of net loss	8	6	16	12
Net OPEB costs	13	10	26	21
Total net pension and OPEB costs	39	25	78	51
Less amounts deferred principally as property or a regulatory asset	(28)	(16)	(56)	(33)
Net amounts recognized as expense	$11	$9	$22	$18

	Year Ended December 31,
	2014	2013	2012

Pension costs	$58	$95	$179
OPEB costs	48	37	27
Total benefit costs	106	132	206
Less amounts deferred principally as property or a regulatory asset	(69)	(95)	(169)
Net amounts recognized as expense	$37	$37	$37

Schedule Of Detailed Pension And OPEB Benefit Information

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2014	2013	2012	2014	2013	2012

Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate (a)	4.74%	4.10%	5.00%	4.98%	4.10%	4.95%
Expected return on plan assets	6.47%	6.14%	7.40%	7.05%	6.70%	6.80%
Rate of compensation increase	3.94%	3.94%	3.81%	-	-	-

Components of Net Pension and OPEB Costs:
Service cost	$23	$26	$23	$6	$6	$5
Interest cost	132	122	106	44	36	39
Expected return on assets	(136)	(123)	(109)	(12)	(11)	(12)
Amortization of net transition obligation	-	-	-	-	-	1
Amortization of prior service cost (credit)	-	-	-	(20)	(20)	(20)
Amortization of net loss	39	69	78	30	26	14
Settlement charges	-	1	81	-	-	-
Net periodic pension and OPEB costs	$58	$95	$179	$48	$37	$27

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	$388	$(139)	$110	$128	$-	$83
Amortization of net loss	(39)	(69)	(78)	(30)	(26)	(14)
Amortization of transition obligation (asset)	-	-	-	-	-	(1)
Amortization of prior service (cost) credit	-	-	-	20	20	20
Settlement charges	-	(1)	(81)	-	-	-
Curtailment	-	-	(5)	-	-	-
Total recognized as regulatory assets or other comprehensive income	349	(209)	(54)	118	(6)	88
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$407	$(114)	$125	$166	$31	$115

_______________

(a)As a result of the 2012 amendments discussed above, the discount rate reflected in net pension costs for January through July 2012 was 5.00%, for August through September 2012 was 4.15% and for October through December 2012 was 4.20%.  As a result of the transfer of OPEB plan assets and liabilities from the EFH OPEB Plan to the Oncor OPEB Plan discussed above, the discount rate reflected in OPEB costs for January through June 2014 was 4.98% and for July through December 2014 was 4.39%.

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2014	2013	2012	2014	2013	2012

Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	3.96%	4.74%	4.10%	4.23%	4.98%	4.10%
Rate of compensation increase	3.29%	3.94%	3.94%	-	-	-

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013

Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$2,857	$3,038	$924	$913
Service cost	23	26	6	6
Interest cost	132	122	44	36
Participant contributions	-	-	15	14
Medicare Part D reimbursement	-	-	-	2
Settlement charges	-	(3)	-	-
Actuarial (gain) loss	515	(183)	128	10
Benefits paid	(148)	(143)	(63)	(57)
Projected benefit obligation at end of year	$3,379	$2,857	$1,054	$924
Accumulated benefit obligation at end of year	$3,260	$2,752	$-	$-

Change in Plan Assets:
Fair value of assets at beginning of year	$2,271	$2,327	$179	$190
Actual return (loss) on assets	263	80	12	21
Employer contributions	68	9	18	11
Settlement charges	-	(2)	-	-
Participant contributions	-	-	15	14
Benefits paid	(148)	(143)	(63)	(57)
Fair value of assets at end of year	$2,454	$2,271	$161	$179

Funded Status:
Projected benefit obligation at end of year	$(3,379)	$(2,857)	$(1,054)	$(924)
Fair value of assets at end of year	2,454	2,271	161	179
Funded status at end of year	$(925)	$(586)	$(893)	$(745)

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2014	2013	2014	2013

Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(4)	$(3)	$-	$-
Other noncurrent liabilities	(921)	(583)	(893)	(745)
Net liability recognized	$(925)	$(586)	$(893)	$(745)
Regulatory assets:
Net loss	$619	$362	$316	$220
Prior service cost (credit)	-	-	(70)	(91)
Net regulatory asset recognized	$619	$362	$246	$129
Accumulated other comprehensive net loss	$126	$33	$2	$1

Schedule Of Assumed Health Care Cost Trend Rates

	Year Ended December 31,
	2014	2013

Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2022

Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	6.50%	7.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2021
	1-Percentage Point Increase	1-Percentage Point Decrease

Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$161	$(129)
Effect on postretirement benefits cost	8	(7)

Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value

	At December 31,
	2014	2013

Pension Plans with PBO and ABO in Excess of Plan Assets:
Projected benefit obligations	$3,379	$2,857
Accumulated benefit obligations	3,260	2,752
Plan assets	2,454	2,271

Schedule Of Target Asset Allocation Ranges By Asset Category

Target Allocation Ranges
Asset Category	Recoverable	Nonrecoverable

US equities	19% - 25%	—
International equities	14% - 20%	—
Fixed income	48% - 65%	100%
Real estate	2% - 7%	—

Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions

Pension Plans		OPEB Plan
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return

International equity securities	7.50%	401(h) accounts	6.96%
US equity securities	6.80%	Life insurance VEBA	6.45%
Real estate	6.10%	Union VEBA	6.45%
Credit strategies	4.74%	Non-union VEBA	2.90%
Fixed income securities	4.40%	Weighted average	6.65%
Weighted average (a)	5.94%

_____________

(a)The 2015 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 3.95%.

Schedule Of Contributions

	Year Ended December 31,
	2014	2013	2012

Pension plans contributions	$68	$9	$93
OPEB plan contributions	18	11	11
Total contributions	$86	$20	$104

Schedule Of Estimated Future Benefit Payments

	2015	2016	2017	2018	2019	2020-24

Pension plans	$159	$165	$170	$176	$182	$990
OPEB plan	$44	$46	$48	$51	$53	$295

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2014				At December 31, 2013
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$120	$-	$120	$-	$160	$-	$160
Equity securities:
US	233	85	-	318	250	82	-	332
International	281	12	-	293	337	7	-	344
Fixed income securities:
Corporate bonds (a)	-	1,384	-	1,384	-	1,265	-	1,265
US Treasuries	-	143	-	143	-	108	-	108
Other (b)	-	157	-	157	-	55	-	55
Real estate	-	31	8	39	-	-	7	7
Total assets	$514	$1,932	$8	$2,454	$587	$1,677	$7	$2,271

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.

OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2014				At December 31, 2013
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$2	$3	$-	$5	$-	$6	$-	$6
Equity securities:
US	54	4	-	58	53	5	-	58
International	31	-	-	31	35	-	-	35
Fixed income securities:
Corporate bonds (a)	-	31	-	31	-	34	-	34
US Treasuries	-	1	-	1	-	1	-	1
Other (b)	34	1	-	35	43	2	-	45
Total assets	$121	$40	$-	$161	$131	$48	$-	$179

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of diversified bond mutual funds.